OTHER NON-CURRENT ASSETS (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Other non current assets	$ 18,889	$ 26,108	[1]

[1]	Restatement details in Note 2